Consolidated Statement of Assets and Liabilities - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 46,839,000	$ 103,314,000
Loans held for investment (cost $91,878,969)	147,247,000	91,879,000
Restricted cash	220,000	250,000
Dividends and interest receivable		139,000
Prepaid expenses		345,000
Other assets		128,000
Total assets	195,067,000	196,055,000
Liabilities
Accrued income taxes		2,386,000
Accrued expenses and other liabilities		491,000
Advisory fee payable		141,000
Deferred revenue		82,000
Compliance and internal audit costs payable		31,000
Administrative fee payable		30,000
Total liabilities	1,823,000	3,161,000
Net assets attributable to common shares		192,894,000	$ 132,073,000	$ 255,326,000	$ 198,498,881
Composition of net assets attributable to common shares
Common shares, $0.001 par value per share; unlimited number of shares authorized	10,000	10,000
Additional paid in capital	$ 192,884,000	192,884,000
Net assets attributable to common shares		$ 192,894,000	$ 132,073,000	$ 255,326,000	$ 198,498,881
Common shares outstanding (in shares)	10,202,009	10,202,009	10,202,000	10,202,009	10,202,009
Net asset value per share attributable to common shares (in dollars per share)		$ 18.91		$ 25.03	$ 19.46	$ 23.28	$ 25.54	$ 23.53